INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net loss for the period	€ (34,288)	€ (5,383)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	0	0
Cash Flow Hedge	2	0
Tax impact	0	0
Other comprehensive income (loss) that will not be reclassified subsequently to income (loss)	2	0
Currency translation adjustment	20	(26)
Tax impact	0	0
Other comprehensive income (loss) that may be reclassified subsequently to income (loss)	20	(26)
Total other comprehensive income (loss)	22	(26)
Total comprehensive income (loss)	€ (34,266)	€ (5,409)